Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant, and equipment
11.1.    Category of property, plant and equipment
Property and equipment as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$449	$(82)	$367
Office equipment	1,817	(1,100)	717
Total	$2,266	$(1,182)	$1,084

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	$1,370	$(826)	$544
Construction in Progress	$481	$—	$481
Total	$2,197	$(1,172)	$1,025
11.2.    Changes in the net book value of property, plant and equipment
Changes in property, plant, and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	December 31, 2025
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$544	$481	$1,025
Acquisition	26	164	—	190
Acquisition in business combination	—	255	—	255
Transfers	486	—	(486)	—
Disposal	—	(19)	—	(19)
Depreciation	(82)	(238)	—	(320)
Foreign exchange differences	(63)	11	5	(47)
Ending balance	$367	$717	$—	$1,084

	December 31, 2024
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$444	$—	$444
Acquisition	—	323	481	804
Disposal	—	(13)	—	(13)
Depreciation	—	(187)	—	(187)
Foreign exchange differences	—	(23)	—	(23)
Ending balance	$—	$544	$481	$1,025

	December 31, 2023
	Facilities	Office equipment	Total
Beginning balance	$—	$436	$436
Acquisition	—	179	179
Acquisition in business combination	—	34	34
Disposal	—	(8)	(8)
Depreciation	—	(195)	(195)
Foreign exchange differences	—	(2)	(2)
Ending balance	$—	$444	$444